                (Letterhead of Dean Witter Reynolds, Inc.)

                                        Rule 497(j)
                                        Reg. No. 333-55202

Dear Sirs:

Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Morgan Stanley Dean Witter
Select Equity Trust Morgan Stanley High-Technology 35 Index
Portfolio 2001-2 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         MORGAN STANLEY DEAN WITTER
                         SELECT EQUITY TRUST
                         MORGAN STANLEY HIGH-TECHNOLOGY 35
                         INDEX PORTFOLIO 2001-2
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                              /s/Thomas Hines
                              Thomas Hines
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549